Document And Entity Information	9 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Vitality Biopharma, Inc.
Entity Central Index Key	0001438943
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	The Company is filing this combined prospectus in accordance with Rule 429. This Registration Statement on Form S-1 constitutes Pre-Effective Amendment No. 1 to Vitality Biopharma, Inc.’s Registration Statement on Form S-1 (Registration Statement 333-222627) filed with the Securities Exchange Commission on January 19, 2018, and Registration Statement constituting Post-Effective Amendment No. 1 to Form S-1 (Registration No. 333-220446) declared effective by the SEC on October 13, 2017. The Company is filing this Pre-Effective Amendment in response to oral comments we received from the SEC on February 15, 2018, to include the financial statements for the quarter ending December 31, 2017.
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	VBIO